CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 5,539,079	$ 4,767,283
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(5,837,332)	(7,744,000)
Interest earned on cash and investments held in Trust Account	(3,018,726)	(63,997)
Changes in operating assets and liabilities:
Prepaid expenses	118,671	348,200
Accounts payable and accrued expenses	385,325	954,400
Due to stockholders	48,135
Income taxes payable	27,854
Net cash used in operating activities	(2,736,994)	(1,738,114)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(78,136)
Cash withdrawn from Trust Account to pay franchise and income taxes	905,000	60,000
Cash withdrawn from Trust Account in connection with redemptions	232,371,273	232,371,273
Net cash (used in) provided by investing activities	233,198,137	60,000
Cash Flows from Financing Activities:
Proceeds from promissory note	39,068
Proceeds from promissory note - related party	400,000	544,000
Proceeds from Convertible Promissory Note - related party	1,341,000
Extension capital contribution from TriSalus	82,741
Redemptions of Class A common stock	(232,371,273)
Net cash provided by financing activities	(230,508,464)	544,000
Net Change in Cash	(47,321)	(1,134,114)
Cash - Beginning of period	200,884	1,334,998
Cash - End of period	153,563	$ 200,884
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 543,000